RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Fair value hierarchy (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets measured at fair value:
Cash and cash equivalents	$ 431	$ 352	$ 422	$ 927
Restricted cash	283	293
Property, plant and equipment, at fair value	44,590	41,055	$ 38,177
Liabilities measured at fair value:
Contingent consideration	(1)	(11)
Liabilities for which fair value is disclosed:
Corporate borrowings	(2,448)	(2,204)
Non-recourse borrowings	(17,991)	(16,060)
Total	24,227	23,012
Level 1
Assets measured at fair value:
Cash and cash equivalents	431
Restricted cash	283
Property, plant and equipment, at fair value	0
Liabilities measured at fair value:
Contingent consideration	0
Liabilities for which fair value is disclosed:
Corporate borrowings	(2,445)
Non-recourse borrowings	(2,478)
Total	(4,209)
Level 2
Assets measured at fair value:
Cash and cash equivalents	0
Restricted cash	0
Property, plant and equipment, at fair value	0
Liabilities measured at fair value:
Contingent consideration	0
Liabilities for which fair value is disclosed:
Corporate borrowings	(3)
Non-recourse borrowings	(15,513)
Total	(15,918)
Level 3
Assets measured at fair value:
Cash and cash equivalents	0
Restricted cash	0
Property, plant and equipment, at fair value	44,590
Liabilities measured at fair value:
Contingent consideration	(1)
Liabilities for which fair value is disclosed:
Corporate borrowings	0
Non-recourse borrowings	0
Total	44,354
Energy derivative contracts
Assets measured at fair value:
Contract asset	135	141
Liabilities measured at fair value:
Derivative financial liabilities	(33)	(8)
Energy derivative contracts | Level 1
Assets measured at fair value:
Contract asset	0
Liabilities measured at fair value:
Derivative financial liabilities	0
Energy derivative contracts | Level 2
Assets measured at fair value:
Contract asset	62
Liabilities measured at fair value:
Derivative financial liabilities	(33)
Energy derivative contracts | Level 3
Assets measured at fair value:
Contract asset	73
Liabilities measured at fair value:
Derivative financial liabilities	0
Interest rate swaps
Liabilities measured at fair value:
Derivative financial liabilities	(422)	(265)
Interest rate swaps | Level 1
Liabilities measured at fair value:
Derivative financial liabilities	0
Interest rate swaps | Level 2
Liabilities measured at fair value:
Derivative financial liabilities	(422)
Interest rate swaps | Level 3
Liabilities measured at fair value:
Derivative financial liabilities	0
Foreign exchange swaps
Assets measured at fair value:
Contract asset	4	12
Liabilities measured at fair value:
Derivative financial liabilities	(94)	(41)
Foreign exchange swaps | Level 1
Assets measured at fair value:
Contract asset	0
Liabilities measured at fair value:
Derivative financial liabilities	0
Foreign exchange swaps | Level 2
Assets measured at fair value:
Contract asset	4
Liabilities measured at fair value:
Derivative financial liabilities	(94)
Foreign exchange swaps | Level 3
Assets measured at fair value:
Contract asset	0
Liabilities measured at fair value:
Derivative financial liabilities	0
Tax equity
Liabilities measured at fair value:
Derivative financial liabilities	(402)	(412)
Tax equity | Level 1
Liabilities measured at fair value:
Derivative financial liabilities	0
Tax equity | Level 2
Liabilities measured at fair value:
Derivative financial liabilities	0
Tax equity | Level 3
Liabilities measured at fair value:
Derivative financial liabilities	(402)
Investments in equity securities
Assets measured at fair value:
Contract asset	175	160
Investments in equity securities | Level 1
Assets measured at fair value:
Contract asset	0
Investments in equity securities | Level 2
Assets measured at fair value:
Contract asset	81
Investments in equity securities | Level 3
Assets measured at fair value:
Contract asset	94
Investments in equity securities | Debt securities
Assets measured at fair value:
Contract asset	$ 155	$ 0